ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances for credit losses

		Advances to
	Accounts Receivable	Suppliers and
	Trade	Other Receivable
	$	$
Balance as of December 31, 2019	29,545	31,712
Cumulative-effect adjustment for the adoption of ASU 2016-13	—	—
Provision for credit losses, net	9,785	1,647
Write-offs	(639)	(5,490)
Foreign exchange effect	1,602	633
Balance as of December 31, 2020	40,293	28,502
Provision for credit losses, net	7,171	444
Write-offs	(197)	(53)
Foreign exchange effect	(141)	186
Balance as of December 31, 2021	47,126	29,079
Provision for credit losses, net	4,349	1,424
Write-offs	(109)	(18,295)
Foreign exchange effect	(1,436)	(834)
Balance as of December 31, 2022	49,930	11,374

Allowances for accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2021	2022
	$	$
Accounts receivable trade, gross	698,498	1,020,880
Allowance for credit losses	(47,126)	(49,930)
Accounts receivable trade, net	651,372	970,950

Allowances for advances to suppliers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2021	2022
	$	$
Advances to suppliers, gross	279,800	320,211
Allowance for credit losses	(19,682)	(1,375)
Advances to suppliers, net	260,118	318,836

Allowances for other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2021	2022
	$	$
Other receivable, gross	280,350	129,195
Allowance for credit losses	(9,397)	(9,999)
Other receivable, net	270,953	119,196